Other Current Liabilities	6 Months Ended
Sep. 30, 2022
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 13 — OTHER CURRENT LIABILITIES

Other current liabilities consist of the following:

	As of September 30, 2022	As of March 31, 2022
	(US$)	(US$)
GST and other tax liabilities	$8,346,207	$7,790,790
CSR expenses liabilities	304,205	206,619
Cheques receivables/payables (net)	—	—
Capital creditors	99	896
Advances from customers	—	—
	$8,650,511	$7,998,305